Summary of Changes to Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The summary of changes to uncertain tax positions
Balance at January 1, excluding interest and penalties	$ 126	$ 82	$ 71
Additions based on tax positions related to prior years	18	44	31
Reductions based on tax positions related to prior years			(20)
Balance at December 31, excluding interest and penalties	$ 144	$ 126	$ 82